Prepayment for Property and Equipment - Schedule of Prepayment for Property and Equipment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Prepayment For Property And Equipment [Abstract]
Prepayment for AI equipment	$ 4,111,719
Less allowance for impairment
Prepayment for property and equipment	$ 4,111,719